Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Current assets
Cash	$ 14,014	$ 7,524
Marketable securities	860	50
Trade and other receivables	7,175	2,861
Inventory	17,042	5,702
Prepaid expenses and deposits	6,919	3,070
Current portion of loans receivable	277	74
Total current assets	46,287	19,281
Non-current assets
Loans receivable	2,720	230
Property and equipment	24,756	13,085
Net Investment - Lease	506	1,716
Right-of-use assets, net	27,985	16,413
Long term prepaid expenses and deposits	1,681	809
Deferred tax asset		250
Intangible assets and goodwill	142,280	18,027
Total non-current assets	199,928	50,530
Total assets	246,215	69,811
Current liabilities
Accounts payable and accrued liabilities	18,532	6,421
Notes payable current	5,600	1,939
Deferred liability		1,700
Current portion of convertible debentures	946	14,446
Current portion of lease liabilities	5,729	2,194
Current portion of derivative liability	9,980	764
Total current liabilities	40,787	27,464
Non-current liabilities
Notes payable	11,893	2,589
Convertible debentures	7,217	11,376
Lease liabilities	24,044	14,474
Derivative liability	1,693
Deferred tax liability	8,577	2,185
Total non-current liabilities	53,424	30,624
Total liabilities	94,211	58,088
Shareholders' equity
Share capital	208,904	32,552
Warrants	10,724	5,796
Contributed surplus	15,162	4,704
Convertible debentures - equity	859	1,965
Accumulated other comprehensive income	(648)	(487)
Accumulated deficit	(87,792)	(34,359)
Equity attributable to owners of the Company	147,209	10,171
Non-controlling interests	4,795	1,552
Total shareholders' equity	152,004	11,723
Total liabilities and shareholders' equity	$ 246,215	$ 69,811